Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

4. Revenue

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Pfizer Inc. - Pfizer Agreement	$3,666	$17,901	$—
Pfizer Inc. - Additional services	613	—	—
Jansen Biotech Inc. - Janssen Agreement	2,490	1,490	5,350
	$6,769	$19,391	$5,350

Pfizer Agreement

In September 2022, the Company entered the Pfizer Agreement to develop, manufacture and commercialize PF-8046052 (formerly LAVA-1223), an advanced preclinical asset that utilizes LAVA’s proprietary Gammabody technology to target EGFR-expressing solid tumors. Under the terms of the agreement, it received a $50.0 million nonrefundable upfront payment in October 2022 and could receive up to approximately $650.0 million in potential development, regulatory and commercial milestones, and royalties ranging from high single-digit to mid-teen percentages on future sales. The agreement also provides Pfizer with the opportunity to exclusively negotiate rights to apply LAVA's proprietary Gammabody platform on up to two additional tumor targets until mid-2024 for an additional payment to the Company.

The Company is entitled to receive tiered royalties based on commercial sales levels from high single-digit to mid-teen percentages of net sales of licensed products. Pfizer has also granted it a one-time option to obtain increased royalties if it exercises a buy-up option within a certain amount of time from certain key early clinical data becoming available for the first licensed product. The Company has a specified period of time after notice of such buy-up option to pay Pfizer a one-time fee of $35.0 million (buy-up fee). In the event the Company exercises the buy-up option and pays the buy-up fee, it is entitled to receive increased future royalty percentages to a range of low double-digit to high mid-teen percentages on future sales, and certain future milestones will be decreased by 30%. The deferred revenue balance related to the buy-up option is considered as a monetary item.

Royalties are payable on a licensed product-by-licensed product and country-by-country basis beginning with the first commercial sale of such licensed product in such country of sale and expiring ten years after such sale, subject to specified and capped reductions for the market entry of biosimilar products, loss of patent coverage of licensed products, and for payments owed to third parties for additional rights necessary to commercialize licensed products in the territory.

Under the Pfizer Agreement the Company is also entitled to receive reimbursement of up to $6.5 million for certain agreed to research, manufacturing and supply activities, as well as the transfer of all manufacturing-related know-how and materials, including all CMC documentation, data and processes, to enable the manufacture of licensed compounds and products by Pfizer. In 2023, the Company recognized $4.3 million of revenue of which $3.7 million relates to this agreement. In addition, it recognized $0.6 million of revenue for reimbursement of additional other services requested by Pfizer.

The Company determined that the Pfizer Agreement and the research, manufacturing and supply activities and materials transfer fall within the scope of IFRS 15, Revenue from Contracts with Customers (IFRS 15). In calculating the transaction price, it determined the following four performance obligations under the agreement: (i) provide exclusive license; (ii) provide manufacturing technology transfer activities; (iii) provide initial drug supply; and (iv) research activities, including data and support for regulatory submission.

The Company allocated the transaction price to the performance obligations as of December 31, 2023 and 2022 as follows:

		Revenue Recognized	Cumulative Revenue
	Transaction	for the twelve months	Recognized	Other assets as of
(in thousands)	Price	ended December 31, 2023	as of December 31, 2023	December 31, 2023
License	$50,000	$—	$15,165	$—
Manufacturing technology transfer activities	2,167	199	2,272	—
Initial supply	3,583	3,443	3,443	—
Research activities	750	24	687	—
Buy-up fee (*)	(35,000)	—	—	—
	$21,500	$3,666	$21,567	$—

(*) Buy-up fee remains deferred until option expires or is exercised

		Revenue Recognized	Cumulative Revenue
	Transaction	for the twelve months	Recognized	Other assets as of
(in thousands)	Price	ended December 31, 2022	as of December 31, 2022	December 31, 2022
License	$50,000	$15,165	$15,165	$—
Manufacturing technology transfer activities	2,167	2,073	2,073	—
Initial supply	3,583	—	—	3,309
Research activities	750	663	663	—
Buy-up fee (*)	(35,000)	—	—	—
	$21,500	$17,901	$17,901	$3,309

(*) Buy-up fee remains deferred until option expires or is exercised

For each of the performance obligations described above, the Company has determined the following methods of revenue recognition:

●	License: The Company recognizes revenue from the license at a point in time. Upon signing the Pfizer Agreement, ownership of the license was immediately transferred to Pfizer. The Company no longer has any rights to the license other than to fulfill its obligations under the Pfizer Agreement, and the Company does not have the obligation to improve, modify or update the license transferred. As such there is no significant continued involvement in the license provided. Pfizer can begin to use and benefit from the license after effective date of the Agreement as they are now the sole ‘owner’ of the underlying patents and know-how. In connection with the license performance obligation, the Company recognized revenue of $15.2 million for the year ended December 31, 2022. See below for further discussion on the considerations of the buy-up fee.
●	Manufacturing technology transfer activities: The Company recognizes manufacturing technology transfer activities over time. These activities under the Pfizer Agreement are performed by the Company at the direction of Pfizer. As such, the Company record revenue related to these activities over time as they occur, measured based on a cost-to-cost method. Based on the manufacturing technology transfer activities performed during the year ended December 31, 2023, it recognized revenue of $0.2 million. Based on the manufacturing technology transfer activities performed during the year ended December 31, 2022, it recognized revenue and recorded a receivable of $2.1 million.
●	Initial supply: During the year ended December 31, 2023, the Company recognized $3.4 million revenue from the initial supply of drug product at a point in time. At December 31, 2022 the Company recorded $3.3 million in prepaid expenses and other current assets, representing the value of the initial supply of drug product the Company has developed. In doing so, it also reduced research and development expenses related to this drug supply previously recorded in 2022. It is obligated to transfer this initial supply to Pfizer after entering into a separate supply and materials transfer agreement with Pfizer. This supply and materials transfer agreement was executed in January 2023. During 2023, the Company transferred the initial supply of drug product to Pfizer, triggering the recognition of revenue at the point in time. After this transfer to Pfizer, it has no further rights or ownership to the drug product. It did not recognize any revenue related to the initial supply of drug product for the year ended December 31, 2022.
●	Research activities: The Company recognizes research activities over time. These activities under the Pfizer Agreement are performed by the Company at the direction of Pfizer. As such, it records revenue related to these activities over time as they occur, measured based on a cost-to-cost method. Based on the manufacturing and supply activities performed during the year ended December 31, 2023, it recognized revenue of less than $0.1 million. Based on the manufacturing and supply activities performed during the year ended December 31, 2022, it recognized revenue and recorded a receivable of $0.7 million.
●	Buy-up fee: The Company recognizes revenue from the buy-up fee at a point in time. It determined that the one-time buy-up fee of $35.0 represents variable consideration, for which it has deferred revenue recognition until such time the option is exercised or expires. Accordingly, it received the non-refundable upfront payment of $50.0 million in October 2022, and recorded a deferred revenue liability of $35.0 million on its consolidated statement of financial position as of December 31, 2022 and 2023. If it does not exercise this buy-up option, the revenue related to this performance obligation will be recognized. If it does exercise this buy-up option, this amount will be accounted for as a refund of the transaction price to the customer. The Company expects to make a decision on whether or not to exercise the buy-up option to occur in 2026.

Janssen Agreement

In May 2020, the Company entered into a research collaboration and license agreement (Janssen Agreement) with Janssen Biotech, Inc. (Janssen). As part of the Janssen Agreement, the Company received a non-refundable upfront payment of $8.0 million, which was recognized on a straight-line basis over the two-year term of the research activities under the agreement. The straight-line method of recognition materially approximates the cost-to-cost method of revenue recognition. As of December 31, 2023, the Company had no remaining unearned income related to this payment.

The Company is entitled to receive tiered royalties based on commercial sales levels from low to mid-single digit percentages of net sales of licensed products. Royalties are payable on a licensed product-by-licensed product and country-by-country basis beginning with the first commercial sale of such licensed product in such country of sale and expiring ten years after such sale, subject to specified and capped reductions for the market entry of biosimilar products, loss of patent coverage of licensed products, and for payments owed to third parties for additional rights necessary to commercialize licensed products in the territory and expires 10 years after such sale. The Company is eligible to receive a research milestone and further payments upon the achievement of certain development and commercial milestones.

Development milestones

In December 2020, the Company achieved the first Research Milestone, as defined in the Janssen Agreement, triggering a milestone payment of $1.0 million. In September 2021, the Company achieved the second Research Milestone, triggering a milestone payment of $1.0 million. Revenue for these development milestones was recognized at the point in time the milestone was achieved.

In May 2023, a milestone payment of $ 2.5 million from Janssen was triggered under the terms of the Janssen Agreement following selection of a lead bispecific antibody utilizing the Gammabody platform for an undisclosed tumor associated antigen for the treatment of cancer. Efforts are underway to advance the candidate towards the clinic. This milestone payment was recognized as revenue and the payment of the $2.5 million milestone was received in July 2023. No milestone revenue was recognized in the year ended December 31, 2022.

Deferred Revenue

The Company’s deferred revenue balance relates to amounts received, but not yet earned under both the Janssen Agreement and Pfizer Agreement as described above. As of December 31, 2021, the deferred revenue balance related only to the Janssen Agreement, which was fully recognized in 2022. As of December 31, 2022, the Company established a deferred revenue balance related to the Pfizer Agreement buy-up option as described above. The buy-up option to pay a one-time fee of $35.0 million to Pfizer is considered as a monetary item. The following table presents changes in the deferred revenue balance:

(in thousands)
Balance at January 1, 2022	$(1,527)
Deferral of revenue	(35,000)
Recognized during the period	1,490
Foreign currency translation difference	37
Balance at December 31, 2022	(35,000)
Deferral of revenue	—
Recognized during the period	—
Foreign currency translation difference	—
Balance at December 31, 2023	(35,000)